Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Segment Information

Note 11 — Segment Information

The Company’s financial information broken down by reportable segment was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Revenues
Pharmaceutical Manufacturing — China	$16,151.2	$19,369.7	$34,292.9	$35,144.2
Cell Therapy — United States	2,210.8	37.8	3,660.0	96.5
Regenerative Medicine — China	98.7	—	148.9	—
	$18,460.7	$19,407.5	$38,101.8	$35,240.7
Loss from operations
Pharmaceutical Manufacturing — China	$642.6	$3,559.0	$2,762.2	$6,749.7
Cell Therapy — United States	(2,937.2)	(3,042.4)	(6,977.7)	(4,612.5)
Regenerative Medicine — China	(435.2)	(423.4)	(1,165.3)	(736.9)
Corporate office	(7,288.7)	(3,596.1)	(12,629.4)	(7,511.5)
	$(10,018.5)	$(3,502.9)	$(18,010.2)	$(6,111.2)

Total assets	June 30, 2011	December 31, 2010
Pharmaceutical Manufacturing — China	$127,547.7	$125,133.7
Cell Therapy — United States	34,810.9	1,241.2
Regenerative Medicine — China	3,471.1	5,032.9
Corporate office	4,502.7	11,616.9
	$170,332.4	$143,024.7

Note 11 — Segment Information

The Company’s financial information broken down by reportable segment was as follows (in thousands):

	Years Ended December 31,
	2010	2009	2008
Revenues
Pharmaceutical Manufacturing — China	$69,584.3	$11,386.7	$—
Cell Therapy — United States	181.1	178.4	83.5
Regenerative Medicine — China	55.9	—	—
	$69,821.3	$11,565.1	$83.5
Income (loss) from operations
Pharmaceutical Manufacturing — China	$8,475.9	$487.3	$—
Cell Therapy — United States	(9,690.4)	(5,875.2)	(2,832.4)
Regenerative Medicine — China	(1,427.1)	(1,753.5)	—
Corporate office	(16,236.7)	(18,727.5)	(6,401.1)
	$(18,878.3)	$(25,868.9)	$(9,233.5)
Total assets
Pharmaceutical Manufacturing — China	$125,133.7	$104,899.5	$—
Cell Therapy — United States	1,241.2	2,033.0	1,361.5
Regenerative Medicine — China	5,032.9	2,019.0	—
Corporate office	11,616.9	2,124.8	462.8
	$143,024.7	$111,076.3	$1,824.3